Segment information (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting Information
Total assets	1,028,522	1,034,787
Total assets of non-consolidated affiliate entities	25.1	24.9
Private Banking
Segment Reporting Information
Total assets	366,609	347,476
Investment Banking
Segment Reporting Information
Total assets	796,613	811,689
Asset Management
Segment Reporting Information
Total assets	23,647	23,203
Adjustments
Segment Reporting Information
Total assets	(158,347)	(147,581)